CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	10.00%	28.00%		34.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	15.00%		[1]		[1]
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	13.00%		[1]		[1]

[1]	Less than 10%